Financial Expenses	12 Months Ended
Dec. 31, 2021
Financial Expenses [Abstract]
FINANCIAL EXPENSES

NOTE 13 - FINANCIAL EXPENSES:

Expenses	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Revaluation of financial liabilities at fair value through profit or loss	2,313	893	3,295
Foreign currency transaction loss, net	1,122	-	-
Revaluation of liability in respect of government grants	69	40	-
Finance expense in respect of lease liability	6	5	9
Others	13	21	-
Total	3,523	959	3,304